Segment reporting (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Table]
Net interest income	$ 6,621	$ 6,705	$ 5,862
Non-interest income	27,942	28,689	27,222
Total revenues	34,563	35,393	33,084
Credit loss expense / (release)	29	(148)	694
Operating expenses	24,930	26,058	24,235
Operating profit / (loss) before tax	9,604	9,484	8,155
Tax expense / (benefit)	1,942	1,998	1,583
Net profit / (loss)	7,661	7,486	6,572
Additional information
Total assets	1,104,364	1,117,182	1,125,765
Effect Of Change In Methodology Of Allocation Of Balance Sheet Resources From Group Functions To Business Divisions If Applied Retrospectively		26,000
Additions to non-current assets	2,060	2,091	2,847
Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries			631
Global Wealth Management
Disclosure Of Operating Segments [Table]
Net interest income	5,273	4,244	4,027
Non-interest income	13,694	15,175	13,107
Total revenues	18,967	19,419	17,134
Credit loss expense / (release)	0	(29)	88
Operating expenses	13,989	14,665	13,026
Operating profit / (loss) before tax	4,977	4,783	4,019
Additional information
Total assets	388,530	395,235	367,714
Additions to non-current assets	42	56	5
Global Wealth Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries			60
Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Net interest income	2,191	2,120	2,049
Non-interest income	2,111	2,143	1,858
Total revenues	4,302	4,263	3,908
Credit loss expense / (release)	39	(86)	257
Operating expenses	2,452	2,618	2,392
Operating profit / (loss) before tax	1,812	1,731	1,259
Additional information
Total assets	235,226	225,370	231,657
Additions to non-current assets	13	16	12
Asset Management
Disclosure Of Operating Segments [Table]
Net interest income	(19)	(15)	(17)
Non-interest income	2,980	2,632	2,993
Total revenues	2,961	2,617	2,975
Credit loss expense / (release)	0	1	2
Operating expenses	1,564	1,586	1,519
Operating profit / (loss) before tax	1,397	1,030	1,455
Additional information
Total assets	17,348	25,639	28,589
Additions to non-current assets	1	1	385
Asset Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries			571
Asset Management | Mitsubishi Corp.-UBS Realty Inc.
Disclosure Of Operating Segments [Table]
Non-interest income	848
Investment Bank
Disclosure Of Operating Segments [Table]
Net interest income	(242)	481	284
Non-interest income	8,958	8,972	9,235
Total revenues	8,717	9,454	9,519
Credit loss expense / (release)	(12)	(34)	305
Operating expenses	6,832	6,858	6,732
Operating profit / (loss) before tax	1,897	2,630	2,482
Additional information
Total assets	391,320	346,431	369,683
Effect Of Change In Methodology Of Allocation Of Balance Sheet Resources From Group Functions To Business Divisions If Applied Retrospectively		14,000
Additions to non-current assets	34	30	150
Group Functions
Disclosure Of Operating Segments [Table]
Net interest income	(584)	(127)	(481)
Non-interest income	199	(233)	30
Total revenues	(385)	(359)	(452)
Credit loss expense / (release)	3	0	42
Operating expenses	92	330	567
Operating profit / (loss) before tax	(480)	(689)	(1,060)
Additional information
Total assets	71,940	124,507	128,122
Additions to non-current assets	1,970	1,989	2,294
UBS AG
Disclosure Of Operating Segments [Table]
Net interest income	6,517	6,605	5,788
Non-interest income	28,398	29,222	27,686
Total revenues	34,915	35,828	33,474
Credit loss expense / (release)	29	(148)	695
Operating expenses	25,927	27,012	25,081
Operating profit / (loss) before tax	8,960	8,964	7,699
Tax expense / (benefit)	1,844	1,903	1,488
Net profit / (loss)	7,116	7,061	6,211
Additional information
Total assets	1,105,436	1,116,145	1,125,327
Effect Of Change In Methodology Of Allocation Of Balance Sheet Resources From Group Functions To Business Divisions If Applied Retrospectively		26,000
Additions to non-current assets	1,862	1,791	2,524
UBS AG | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries		631	631
UBS AG | Global Wealth Management
Disclosure Of Operating Segments [Table]
Net interest income	5,274	4,244	4,027
Non-interest income	13,689	15,175	13,107
Total revenues	18,963	19,419	17,134
Credit loss expense / (release)	0	(29)	88
Operating expenses	14,069	14,743	13,080
Operating profit / (loss) before tax	4,894	4,706	3,965
Additional information
Total assets	388,624	395,235	367,714
Additions to non-current assets	42	56	5
UBS AG | Global Wealth Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries			60
UBS AG | Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Net interest income	2,192	2,120	2,049
Non-interest income	2,113	2,144	1,859
Total revenues	4,304	4,264	3,908
Credit loss expense / (release)	39	(86)	257
Operating expenses	2,475	2,623	2,390
Operating profit / (loss) before tax	1,790	1,726	1,261
Additional information
Total assets	235,330	225,425	231,710
Additions to non-current assets	13	16	12
UBS AG | Asset Management
Disclosure Of Operating Segments [Table]
Net interest income	(19)	(15)	(17)
Non-interest income	2,980	2,632	2,993
Total revenues	2,961	2,617	2,975
Credit loss expense / (release)	0	1	2
Operating expenses	1,565	1,593	1,520
Operating profit / (loss) before tax	1,396	1,023	1,454
Additional information
Total assets	16,971	25,202	28,266
Additions to non-current assets	1	1	385
UBS AG | Asset Management | Clearstream Fund Centre AG
Additional information
Gains (losses) on the sale of subsidiaries			571
UBS AG | Asset Management | Mitsubishi Corp.-UBS Realty Inc.
Disclosure Of Operating Segments [Table]
Non-interest income	848
UBS AG | Investment Bank
Disclosure Of Operating Segments [Table]
Net interest income	(241)	481	284
Non-interest income	8,958	8,978	9,224
Total revenues	8,717	9,459	9,508
Credit loss expense / (release)	(12)	(34)	305
Operating expenses	6,890	6,902	6,762
Operating profit / (loss) before tax	1,839	2,592	2,441
Additional information
Total assets	391,495	346,641	369,778
Effect Of Change In Methodology Of Allocation Of Balance Sheet Resources From Group Functions To Business Divisions If Applied Retrospectively		14,000
Additions to non-current assets	33	30	150
UBS AG | Group Functions
Disclosure Of Operating Segments [Table]
Net interest income	(688)	(226)	(555)
Non-interest income	659	294	504
Total revenues	(30)	68	(52)
Credit loss expense / (release)	3	0	42
Operating expenses	928	1,151	1,329
Operating profit / (loss) before tax	(960)	(1,083)	(1,423)
Additional information
Total assets	73,016	123,641	127,858
Additions to non-current assets	$ 1,773	$ 1,689	$ 1,971